INCOME TAXES - Tax Effect of Temporary Differences (Details) - USD ($) $ in Thousands	Oct. 29, 2017	Oct. 30, 2016	Nov. 01, 2015	Nov. 02, 2014
Deferred tax assets:
Inventory obsolescence	$ 2,680	$ 2,195
Bad debt reserve	1,686	1,094
Accrued and deferred compensation	16,003	22,339
Accrued insurance reserves	1,816	2,054
Deferred revenue	10,260	10,440
Net operating loss and tax credit carryover	3,686	4,301
Depreciation and amortization	434	473
Pension	6,510	6,568
Other reserves	716	502
Total deferred tax assets	43,791	49,966
Less valuation allowance	0	(210)	$ (115)	$ 0
Net deferred tax assets	43,791	49,756
Deferred tax liabilities:
Depreciation and amortization	(42,632)	(44,292)
U.S. tax on unremitted foreign earnings	(1,107)	(1,107)
Other	(1,805)	(58)
Total deferred tax liabilities	(45,544)	(45,457)
Total deferred tax liability, net	$ (1,753)
Total deferred tax (liability) asset, net		$ 4,299